ACQUISITIONS AND DISPOSITIONS - Acquisition Activity (Details) € in Millions, $ in Millions		12 Months Ended
	Feb. 01, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Bioquell
Acquisitions and Dispositions
Estimated annual sales pre-acquisition | $		$ 134
Anios
Acquisitions and Dispositions
Total consideration transferred	€ 798.3
Estimated annual sales pre-acquisition					€ 245.0
Increase (decrease) in restricted cash			€ 50.0
Business Acquisitions and Investment
Acquisitions and Dispositions
Estimated annual sales pre-acquisition | $				$ 120